Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 8
Percentage of Payout Achievement	145.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period Target Threshold	584,000
PSUs
Stock Award Activity
Beginning balance (in shares)	5,794,000
Granted (in shares)	2,425,000
Vested (in shares)	(2,139,000)
Forfeited (in shares)	(392,000)
Liability-classified (in shares)	(563,000)
Ending balance (in shares)	5,126,000	5,794,000
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 26.37
Granted (in dollars per share)	24.39
Vested (in dollars per share)	25.74
Forfeited (in dollars per share)	26.03
Liability-classified (in dollars per share)	26.33
Ending balance (in dollars per share)	$ 24.55	$ 26.37
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 42
Weighted average future recognition period (in years)	2 years 3 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	68,000
Granted (in shares)	89,000	68,000	95,000
Vested (in shares)	(69,000)
Forfeited (in shares)	0
Liability-classified (in shares)	0
Ending balance (in shares)	88,000	68,000
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 26.96
Granted (in dollars per share)	20.62	$ 26.96	$ 20.46
Vested (in dollars per share)	26.88
Forfeited (in dollars per share)	0
Liability-classified (in dollars per share)	0
Ending balance (in dollars per share)	$ 20.60	$ 26.96
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 0
Weighted average future recognition period (in years)	4 months 9 days